Schedule of Inventory (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Inventory Schedule Of Inventory 1	$ 219,842
Inventory Schedule Of Inventory 2	526,810
Inventory Schedule Of Inventory 3	366,671
Inventory Schedule Of Inventory 4	552,780
Inventory Schedule Of Inventory 5	586,513
Inventory Schedule Of Inventory 6	$ 1,079,590